THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 51.5%
	Shares	Fair Value
Australia — 0.2%
BHP Group	684	$16,320
Woodside Energy Group	34	490
		16,810
Belgium — 0.4%
Ageas	163	9,746
Anheuser-Busch InBev	365	22,442
		32,188
Brazil — 0.3%
Vale ADR, Cl B	875	8,732
Wheaton Precious Metals	219	16,992
		25,724
Canada — 7.7%
Agnico Eagle Mines	196	21,232
Alimentation Couche-Tard	410	20,217
Bank of Montreal	302	28,835
Bank of Nova Scotia	505	23,940
Barrick Gold	722	14,016
BCE	434	9,960
Brookfield, Cl A	679	35,529
Brookfield Asset Management, Cl A	178	8,615
Canadian Imperial Bank of Commerce	449	25,254
Canadian National Railway	276	26,855
Canadian Natural Resources	1,126	34,643
Canadian Pacific Kansas City	470	32,979
Cenovus Energy	576	8,004
CGI, Cl A	150	14,972
Enbridge	1,011	44,739
Fortis	292	13,299
Manulife Financial	1,370	42,683
Nutrien	254	12,604
Rogers Communications, Cl B	224	5,981
Royal Bank of Canada	616	69,379
Shopify, Cl A*	526	50,033
South Bow	87	2,222
Sun Life Financial	386	22,089
Suncor Energy	615	23,810
TC Energy	435	20,540

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2025 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Canada (continued)
TELUS	780	$11,186
Toronto-Dominion Bank	768	46,014
Waste Connections	129	25,140
		694,770
China — 0.7%
NXP Semiconductors	174	33,071
Prosus	666	30,629
		63,700
Denmark — 1.5%
Coloplast, Cl B	92	9,633
DSV	105	20,258
Genmab*	31	6,014
Novo Nordisk, Cl B	1,334	90,740
Orsted*	106	4,626
Vestas Wind Systems*	509	6,995
		138,266
Finland — 0.6%
Kone, Cl B	242	13,290
Neste	217	2,000
Nokia	2,482	12,976
Nordea Bank	1,572	19,987
UPM-Kymmene	334	8,912
		57,165
France — 7.4%
Air Liquide	237	44,837
Airbus	343	60,312
AXA	860	36,602
BNP Paribas	502	41,705
Capgemini	93	13,868
Cie de Saint-Gobain	265	26,250
Danone	301	23,033
Dassault Systemes	438	16,531
Engie	1,000	19,481
EssilorLuxottica	123	35,262
Euroapi*	129	383
Hermes International SCA	16	41,670
Legrand	190	19,957
L'Oreal	95	35,183

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2025 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
France (continued)
LVMH Moet Hennessy Louis Vuitton	104	$64,226
Orange	845	10,949
Safran	150	39,212
Sanofi	409	45,029
TotalEnergies	958	61,738
Vinci	242	30,402
Worldline*	159	972
		667,602
Germany — 6.7%
adidas	83	19,429
Allianz	199	75,688
BASF	403	19,979
Bayer	482	11,491
Bayerische Motoren Werke	148	11,779
BioNTech ADR*	34	3,096
Daimler Truck Holding	231	9,263
Deutsche Bank	1,013	23,877
Deutsche Boerse	88	25,865
Deutsche Post	602	25,673
Deutsche Telekom	1,593	58,885
Deutsche Wohnen	104	2,258
E.ON	1,406	21,202
Fresenius & Co*	203	8,633
Infineon Technologies	596	19,568
Mercedes-Benz Group	472	27,629
RWE	415	14,802
SAP	480	126,721
Siemens	374	85,607
Vonovia	360	9,706
Zalando*	182	6,244
		607,395
Ireland — 0.5%
CRH PLC	387	33,518
ICON PLC*	40	6,999
		40,517
Israel — 0.0%
Tower Semiconductor*	60	2,093

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2025 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Italy — 2.1%
Enel	2,843	$23,023
Eni	1,176	18,163
Ferrari	84	35,587
Intesa Sanpaolo	9,496	48,559
Snam	1,697	8,790
Stellantis	1,535	17,016
UniCredit	704	39,187
		190,325
Netherlands — 2.5%
Akzo Nobel	121	7,408
ASML Holding	186	121,757
Heineken	105	8,550
ING Groep	1,641	31,889
Koninklijke Ahold Delhaize	455	16,986
Koninklijke Philips*	560	14,137
Wolters Kluwer	129	20,003
		220,730
Singapore — 0.1%
STMicroelectronics	394	8,509

South Korea — 0.0%
Delivery Hero, Cl A*	100	2,373

Spain — 1.7%
Amadeus IT Group	265	20,181
Banco Santander	7,145	47,821
Iberdrola	2,491	40,200
Industria de Diseno Textil	605	29,964
Telefonica	2,411	11,340
		149,506
Sweden — 2.6%
Alleima	477	3,979
Atlas Copco, Cl A	1,433	22,739
Atlas Copco, Cl B	861	12,030
Castellum*	477	5,261
Essity, Cl B	311	8,836
Evolution	93	6,907
H & M Hennes & Mauritz, Cl B	609	7,994
Hexagon, Cl B	1,554	16,499

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2025 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
Sweden (continued)
Investor, Cl B	2,274	$67,540
Kinnevik	1,155	8,099
Nibe Industrier, Cl B	1,097	4,142
Sandvik	758	15,847
Swedbank	562	12,751
Telefonaktiebolaget LM Ericsson, Cl B	1,550	11,986
Volvo, Cl B	927	27,058
		231,668
Switzerland — 6.5%
ABB	797	40,735
Accelleron Industries	85	3,918
Alcon	240	22,574
Cie Financiere Richemont, Cl A	240	41,490
Holcim	241	25,741
Lonza Group	36	22,062
Nestle	1,072	108,248
Novartis	810	89,574
Roche Holding	287	94,234
Sandoz Group	145	6,070
Sika	85	20,483
Swiss Re	126	21,362
UBS Group	1,445	43,885
Zurich Insurance Group	70	48,658
		589,034
United Kingdom — 10.0%
Anglo American PLC	587	16,252
Ashtead Group PLC	246	13,165
AstraZeneca PLC	587	85,269
BAE Systems PLC	1,442	29,026
Barclays PLC	6,694	24,867
Barratt Developments PLC	1,207	6,589
BP PLC	6,227	35,052
British American Tobacco PLC	892	36,636
Compass Group PLC	804	26,494
Croda International PLC	139	5,244
Diageo PLC	969	25,196
Experian PLC	504	23,211
Flutter Entertainment PLC*	85	18,597

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2025 (Unaudited)

COMMON STOCK (continued)
	Shares	Fair Value
United Kingdom (continued)
Glencore PLC	4,695	$16,986
GSK PLC	1,753	33,081
Haleon PLC	2,964	14,970
HSBC Holdings PLC	7,821	88,220
Informa PLC	1,211	12,027
Just Eat Takeaway.com*	128	2,680
Legal & General Group PLC	4,161	13,040
Lloyds Banking Group PLC	30,803	28,658
London Stock Exchange Group PLC	182	26,922
Mondi PLC	443	6,561
National Grid PLC	1,585	20,653
Prudential PLC	1,187	12,658
Reckitt Benckiser Group PLC	274	18,497
RELX PLC	900	44,992
Shell PLC	2,676	97,577
Smith & Nephew PLC	663	9,285
SSE PLC	618	12,715
Standard Chartered PLC	1,328	19,533
Taylor Wimpey PLC	4,223	5,892
Unilever PLC	994	59,147
Vodafone Group PLC	11,813	11,116
		900,808

Total Common Stock
(Cost $4,020,884)		4,639,183
EXCHANGE TRADED FUNDS — 47.8%

iShares MSCI Australia ETF	15,979	374,548
iShares MSCI Austria ETF	1,379	34,641
iShares MSCI Brazil ETF	1,905	49,244
iShares MSCI Chile ETF	553	16,490
iShares MSCI China ETF	366	19,910
iShares MSCI India ETF	5,396	277,786
iShares MSCI Indonesia ETF	1,035	16,871
iShares MSCI Israel ETF	929	69,080
iShares MSCI Japan ETF	6,050	414,788
iShares MSCI Malaysia ETF	625	14,425
iShares MSCI Mexico ETF	455	23,187

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS (continued)
	Shares	Fair Value
iShares MSCI Philippines ETF	629	$15,914
iShares MSCI Poland ETF	1,375	38,514
iShares MSCI South Africa ETF	906	43,606
iShares MSCI Taiwan ETF	7,081	336,206
iShares MSCI Thailand ETF	338	17,562
Vanguard FTSE Emerging Markets ETF	15,619	706,916
Vanguard FTSE Pacific ETF	25,347	1,836,644

Total Exchange Traded Funds
(Cost $4,153,016)		4,306,332
PREFERRED STOCK — 0.2%

Germany — 0.2%
Henkel & Co#	127	10,080
Volkswagen#	91	9,197

Total Preferred Stock
(Cost $21,611)		19,277

Total Investments - 99.5%
(Cost $8,195,511)		$8,964,792

Percentages are based on Net Assets of $9,008,125.

*	Non-income producing security.
#	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
PLC — Public Limited Company

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

DEM-QH-001-0900